Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss)
Prior service costs	$ (600)	$ (679)
Net accumulated actuarial net loss	(1,849)	(2,777)
Accumulated other comprehensive loss	(2,449)	(3,456)
Net periodic benefit cost in excess of cumulative employer contributions	(1,185)	(727)
Net amount recognized at December 31, balance sheet	(3,634)	(4,183)
Net gain (loss) arising during period	881	(3,001)
Prior service cost amortization	79	79
Amortization of net actuarial loss	46	0
Total recognized in other comprehensive income (loss)	1,006	(2,922)
Total recognized in net periodic pension cost and other comprehensive income (loss)	$ 218	$ 3,829